Financial risk and capital management currency (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
A breakdown by currency of the main derivatives [Line Items]
Notional amount	€ 400
United States of America, Dollars
A breakdown by currency of the main derivatives [Line Items]
Notional amount | $		$ 2,847			$ 2,347
Canada, Dollars
A breakdown by currency of the main derivatives [Line Items]
Notional amount	2,955		$ 538			$ 932
USD to Eur [Member]
A breakdown by currency of the main derivatives [Line Items]
Notional amount	2,606			€ 2,202
Credit derivative, fair value	140			6
CAD a EUR [Member]
A breakdown by currency of the main derivatives [Line Items]
Notional amount	349			624
Credit derivative, fair value	€ 7			€ (4)